17 Earnings per share (EPS) (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Numerator
Net income attributable to equity holders of the parent	R$ 292,075	R$ 153,916	R$ 86,353
Denominator
Weighted average number of outstanding shares	92,683,848	75,969,797	46,936,064
Effects of dilution from stock options	951,920	221,846	840,700
Weighted average number of outstanding shares adjusted for the effect of dilution	93,635,768	76,191,643	47,776,764
Basic earnings per share (R$)	R$ 3.15	R$ 2.03	R$ 1.84
Diluted earnings per share (R$)	R$ 3.12	R$ 2.02	R$ 1.81

[1]	Considers the effects from the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya.